Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
Liability Awards Expense	$5.6	$5.4	$4.8
Equity Awards Expense	11.1	9.3	10.3
Total stock-based compensation expense	$16.7	$14.7	$15.1

Summary of Stock Options Available for Grant
The following table summarizes the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Plan at 31 March 2018, 2017 and 2016:

Shares Available for Grant
Balance at 31 March 2016	28,418,808
Granted	(1,179,994)
Balance at 31 March 2017	27,238,814
Granted	(1,779,904)
Balance at 31 March 2018	25,458,910

Summary of Stock Options Activity
There were no stock options granted during the years ended 31 March 2018 and 2017. The following table summarizes the Company’s stock options activity during the noted period:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2016	104,027	7.22
Exercised	(55,131)	7.97
Balance at 31 March 2017	48,896	6.38
Exercised	(48,896)	6.38
Balance at 31 March 2018	—

Restricted Stock Unit Activity
The following table summarizes the Company’s restricted stock unit activity during the noted period:

	Restricted Stock Units	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2016	4,049,454	11.00
Granted	1,179,994	18.54
Vested	(1,314,825)	8.60
Forfeited	(574,378)	9.10
Non-vested at 31 March 2017	3,340,245	14.80
Granted	1,779,904	14.04
Vested	(615,334)	12.05
Forfeited	(367,223)	14.12
Non-vested at 31 March 2018	4,137,592	14.63

Assumptions Used for Restricted Stock Grants
The following table includes the assumptions used for restricted stock grants (market condition) valued during the year ended 31 March 2018 and 2017, respectively:

Vesting Condition:	Market	Market
	FY18	FY17
Date of grant	21 Aug 2017	16 Sep 2016
Dividend yield (per annum)	3.0%	2.3%
Expected volatility	30.1%	31.5%
Risk free interest rate	1.5%	1.1%
Expected life in years	3.3	3.0
JHX stock price at grant date (A$)	17.91	20.82
Number of restricted stock units	932,393	456,819